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APPENDIX I

                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

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1.   Name and address of issuer:

                              The Milestone Funds
                            One Executive Boulevard
                            Yonkers, New York 10701

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2.   The name of each series or class of securities for which this Form is filed. (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                                                           /X/
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3.   Investment Company Act File Number:   811-8620

     Securities Act File Number:           33-81574

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4(a). Last day of fiscal year for which this Form is filed:

                               November 30, 1998

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). Check box if this is the last time the issuer will be filing this Form.




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SEC 2393 (9-97)
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5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f):                             $14,608,798,979
                                                                 ---------------

     (ii) Aggregate price of securities
          redeemed or repurchased during the
          fiscal year:                          $13,976,296,238
                                                ---------------

    (iii) Aggregate price of securities
          redeemed or repurchased during any
          prior fiscal year ending no
          earlier than October 11, 1995 that
          were not previously used to reduce
          registration fees payable to the
          Commission:                           $             0
                                                ---------------

     (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii)]:                         -$13,976,296,238
                                                                 ---------------

     (v)  Net sales - if Item 5(i) is
          greater than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:                            $   632,502,741
                                                                 ---------------

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     (vi) Redemption credits available for
          use in future years - if Item 5(i)
          is less than Item 5(iv) [subtract
          Item 5(iv) from Item 5(I):            $(      0      )
                                                ---------------
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    (vii) Multiplier for determining
          registration fee (See instruction
          C.9):                                                  X       .000278
                                                                 ---------------

   (viii) Registration fee due (multiply
          Item 5(v) by Item 5(vii)] (enter
          "0" if no fee is due):                                 =$   175,835.76
                                                                 ===============

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6.   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                 +$            0
                                                                 ---------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                 =$   175,835.76
                                                                 ===============

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                               February 24, 1999

     Method of Delivery:
                                /X/ Wire Transfer

                                /_/ Mail or other means

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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Jeffrey R. Hanson
                                   -------------------------------
                                   Jeffrey R. Hanson, Secretary

Date   February 24, 1999
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 *Please print the name and title of the signing officer below the signature.